Goodwill and other intangible assets - Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Roll Forward]
Goodwill, Beginning Balance	$ 529,145	$ 501,145	$ 501,145	$ 499,892
Goodwill acquired	10,673	38,673	38,673	1,253
Goodwill, Ending Balance	$ 539,818	$ 539,818	$ 539,818	$ 501,145